Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	€ (1,692)	€ (1,237)
Income statement	219	359
Other	(1,592)	(814)
Deferred tax asset (liability) ending balance	(3,065)	(1,692)
Recognition of deferred tax assets	345		$ 345
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	80	272
Income statement	(73)	(97)
Other	(661)	(95)
Deferred tax asset (liability) ending balance	(654)	80
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	698	756
Income statement	(11)	38
Other	39	(96)
Deferred tax asset (liability) ending balance	726	698
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(2,734)	(2,096)
Income statement	249	23
Other	(963)	(661)
Deferred tax asset (liability) ending balance	(3,448)	(2,734)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(641)	(685)
Income statement	33	9
Other	8	35
Deferred tax asset (liability) ending balance	(600)	(641)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	190	184
Income statement	(2)	32
Other	(16)	(26)
Deferred tax asset (liability) ending balance	172	190
Fair value gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(52)	(50)
Income statement	19	12
Other	(27)	(14)
Deferred tax asset (liability) ending balance	(60)	(52)
Fair value losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	45	15
Income statement	1	(6)
Other	(44)	36
Deferred tax asset (liability) ending balance	2	45
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	146	156
Income statement	7	(30)
Other	13	20
Deferred tax asset (liability) ending balance	166	146
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	294	319
Income statement	(16)	9
Other	17	(34)
Deferred tax asset (liability) ending balance	295	294
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	(244)	(269)
Income statement	21	(4)
Other	(21)	29
Deferred tax asset (liability) ending balance	(244)	(244)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) beginning balance	526	161
Income statement	(9)	373
Other	63	(8)
Deferred tax asset (liability) ending balance	€ 580	€ 526